RELATED PARTY TRANSACTIONS AND BALANCES (Details)			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2013 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2012 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2012 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2011 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2011 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2013 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2013 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2012 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2012 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2011 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2011 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY
RELATED PARTY TRANSACTIONS AND BALANCES
Amount due to related parties	$ 15,385,935	$ 4,861,497
Total price for wafer purchases			14,450,766	89,207,627	36,704,468	230,705,934	26,529,520	167,159,850
Total price for ingots sold			3,762,160	23,440,335	1,036,067	6,560,951	642,881	4,168,760
Cost of wafer slicing process service			27,180,526	168,043,383
Total price of goods and equipment maintenance services purchased									$ 487,808	3,029,559	$ 1,508,411	9,481,118	$ 2,005,243	12,634,837